Other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other non-current liabilities
Advances received on contracts	€ 0	€ 1,500	€ 0
Provisions	1,611	667	318
Other	0	0	80
Total	€ 1,611	€ 2,167	€ 398